Sales Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Gross sales revenue – lithium concentrate	$ 96,101	$ 193,229
Shipping services	9,744	4,962
Total sales revenue	105,845	198,191
Provisional price adjustment	4,167	(46,839)
Total net sales revenue	$ 110,012	$ 151,352